Cover	May 28, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 28, 2020
Entity File Number	001-37539
Entity Registrant Name	Global Blood Therapeutics, Inc.
Entity Central Index Key	0001629137
Entity Tax Identification Number	27-4825712
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	181 Oyster Point Blvd.
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(650)
Local Phone Number	741-7700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	GBT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable